Organization and Principal Activities (Tables)	6 Months Ended
Sep. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and Vie	As of September 30, 2023, details of the subsidiaries and VIE of the Company are set out below:
Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding
Do Mobile	October 24, 2016	India	99.99%	Sales of in-house brand products in India

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

Schedule of Assets and Liabilities of Discontinued Operation	The aggregate carrying value of assets and liabilities of VIE and its subsidiaries (after elimination of intercompany transactions and balances) in the Company’s consolidated balance sheets as of March 31, 2023 and September 30, 2023 are as follows:
	As of	As of
	March 31,	September 30,
	2023	2023
	RMB	RMB

Assets
Current assets
Cash and cash equivalents	277	3,286
Restricted cash	500	500
Accounts receivable, net	52,241	40,838
Prepaid expenses and other current assets, net	70,202	75,154
Due from related parties	584	618
Inventories	16,169	13,607
Total current assets	139,973	134,003
Non-current assets
Property and equipment, net	61,411	58,785
Operating lease right-of-use assets, net	13,030	11,226
Intangible assets, net	1,677	1,066
Equity method investment	-	-
Other non-current assets	-	222
Total non-current assets	76,118	71,299
Total assets	216,091	205,302

Liabilities
Current liabilities
Accounts payable	126,683	102,782
Short-term borrowings	53,935	47,430
Current portion of long-term borrowings	1,080	1,080
Due to related parties	4,705	9,789
Lease liability	3,673	3,803
Other payables and accrued liabilities	48,941	37,025
Income tax payables	18	18
Total current liabilities	239,035	201,927
Non-current liabilities
Long-term borrowings	6,870	6,330
Government grants	8,697	8,395
Deferred tax liability	295	210
Lease liability - non-current	10,876	8,941
Total non-current liabilities	26,738	23,876

Total liabilities	265,773	225,803

The following table presents carrying amounts of the classes of assets and liabilities of discontinued operation of Do Mobile in India:
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB

Assets classified as discontinued operation	292	307

Liabilities classified as discontinued operation	781	819

Schedule of Revenue Net Income and Cash Flows of Vie Aand Subsidiaries	The table sets forth the revenue, net loss and cash flows of the VIE and subsidiaries of VIE in the table below.
	Six months ended September 30,
	2022	2023
	RMB	RMB
Revenue	127,695	83,926
Net loss	(11,604)	(9,947)
Net cash used in operating activities	(4,409)	4,806
Net cash used in investing activities	(2,204)	-
Net cash provided by financing activities	6,954	(1,945)

Schedule of Loss from Discontinued Operation in the Consolidated Statement of Comprehensive Loss	The financial results of Do Mobile are presented as loss from discontinued operation in the consolidated statement of comprehensive loss.
	Six months ended September 30,
	2022	2023
	RMB	RMB

Loss from discontinued operation, net of income taxes	1,456	91